LICENSING AGREEMENTS (Details)	Dec. 31, 2020 USD ($)
LICENSING AGREEMENTS
2021	$ 93,327
2022	93,327
2023	93,327
2024	93,327
2025	93,327
Thereafter	152,835
Total	$ 619,470